Schedule of Investments
July 31, 2025
(Unaudited)

	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes–76.09%(a)
Argentina–0.44%
Argentina Treasury Bond BONTE, 29.50%, 04/27/2027(b)	ARS	480,000,000	$375,271
Brazil–2.30%
Brazil Notas do Tesouro Nacional,
Series B, 6.00%, 05/15/2035	BRL	1,600,000	1,183,456
Series B, 6.00%, 08/15/2050	BRL	1,100,000	793,469
			1,976,925
Chile–2.46%
Bonos de la Tesoreria de la Republica en pesos,
2.30%, 10/01/2028(c)	CLP	1,500,000,000	1,431,740
5.00%, 10/01/2028(c)	CLP	650,000,000	678,363
			2,110,103
China–1.72%
China Development Bank, Series 2315, 2.69%, 09/11/2033	CNY	10,000,000	1,478,834
Colombia–9.05%
Colombian TES,
Series B, 11.00%, 08/22/2029	COP	16,000,000,000	3,860,560
Series B, 7.00%, 03/26/2031	COP	9,000,000,000	1,767,760
Series B, 13.25%, 02/09/2033	COP	3,300,000,000	841,707
PA Autopista Rio Magdalena, 6.05%, 06/15/2036(c)	COP	6,500,000,000	1,296,665
			7,766,692
Czech Republic–1.69%
Czech Republic Government Bond, Series 125, 1.50%, 04/24/2040	CZK	47,000,000	1,454,563
Egypt–2.12%
Egypt Government Bond,
0.00%, 09/30/2025(d)	EGP	55,000,000	1,086,633
25.32%, 08/13/2027	EGP	28,400,000	592,943
24.46%, 10/01/2027	EGP	6,600,000	135,706
			1,815,282
Hungary–2.93%
Hungary Government Bond,
Class B, 4.50%, 03/23/2028	HUF	500,000,000	1,362,080
Series 28-A, 6.75%, 10/22/2028	HUF	400,000,000	1,150,096
			2,512,176
India–2.76%
India Government Bond, 7.30%, 06/19/2053	INR	200,000,000	2,364,574
	Principal Amount		Value
Indonesia–11.10%
Indonesia Treasury Bond,
Series 103, 6.75%, 07/15/2035	IDR	2,200,000,000	$135,686
Series 104, 6.50%, 07/15/2030	IDR	21,000,000,000	1,296,244
Series 108, 6.50%, 04/15/2036	IDR	10,000,000,000	606,746
Series FR82, 7.00%, 09/15/2030	IDR	15,000,000,000	942,084
Series FR91, 6.38%, 04/15/2032	IDR	23,000,000,000	1,394,360
Series FR92, 7.13%, 06/15/2042	IDR	13,000,000,000	804,893
Series FR95, 6.38%, 08/15/2028	IDR	30,000,000,000	1,845,455
Series FR96, 7.00%, 02/15/2033	IDR	40,000,000,000	2,500,881
			9,526,349
Malaysia–9.03%
Malaysia Government Bond,
Series 122, 3.58%, 07/15/2032	MYR	5,000,000	1,189,789
Series 123, 4.46%, 03/31/2053	MYR	3,000,000	767,099
Series 219, 3.89%, 08/15/2029	MYR	12,000,000	2,890,306
Series 310, 4.50%, 04/15/2030	MYR	4,000,000	990,976
Series 513, 3.73%, 06/15/2028	MYR	6,000,000	1,431,958
Series 519, 3.76%, 05/22/2040	MYR	2,000,000	473,741
			7,743,869
Mexico–2.64%
Mexican Bonos, Series M, 7.75%, 05/29/2031	MXN	44,000,000	2,214,776
Red de Carreteras de Occidente S.A.B. de C.V., 9.00%, 06/10/2028(c)	MXN	874,000	46,284
			2,261,060
Peru–0.69%
Peru Government Bond, 7.60%, 08/12/2039(c)	PEN	2,000,000	590,332
Philippines–1.83%
Philippine Government Bond,
Series 0770, 6.38%, 07/27/2030	PHP	30,000,000	524,492
Series R518, 6.25%, 02/28/2029	PHP	60,000,000	1,043,576
			1,568,068
Poland–4.03%
Republic of Poland Government Bond, Series 432, 1.75%, 04/25/2032	PLN	16,000,000	3,454,043
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Local Debt Fund

	Principal Amount		Value
Romania–4.56%
Romania Government Bond,
6.30%, 04/25/2029	RON	6,200,000	$1,348,212
4.85%, 07/25/2029	RON	6,000,000	1,238,056
8.00%, 04/29/2030	RON	5,750,000	1,326,724
			3,912,992
South Africa–7.97%
Republic of South Africa Government Bond,
Series 2040, 9.00%, 01/31/2040	ZAR	44,000,000	2,144,832
Series 2044, 8.75%, 01/31/2044	ZAR	38,000,000	1,751,758
Series 2048, 8.75%, 02/28/2048	ZAR	12,000,000	547,291
Series 2053, 11.63%, 03/31/2053	ZAR	10,000,000	592,581
Series R209, 6.25%, 03/31/2036	ZAR	10,000,000	419,629
Series R-213, 7.00%, 02/28/2031	ZAR	27,000,000	1,385,835
			6,841,926
Supranational–2.03%
Corporacion Andina de Fomento, 37.00%, 10/21/2027(c)	TRY	7,000,000	171,262
European Bank for Reconstruction & Development,
0.00%, 04/12/2027(d)	TRY	20,000,000	291,533
0.00%, 05/17/2034(d)	TRY	47,000,000	129,848
International Bank for Reconstruction & Development,
6.85%, 04/24/2028	INR	45,000,000	518,593
6.50%, 04/17/2030	INR	50,000,000	568,443
International Finance Corp., 0.00%, 02/15/2029(c)(d)	TRY	7,300,000	66,484
			1,746,163
	Principal Amount		Value
Thailand–1.73%
Thailand Government Bond, 3.45%, 06/17/2043	THB	40,000,000	$1,487,418
Turkey–5.01%
Turkiye Government Bond,
36.00%, 08/12/2026	TRY	40,000,000	970,655
32.60%, 02/10/2027	TRY	35,000,000	821,961
41.00%, 05/05/2027	TRY	20,000,000	516,238
30.00%, 09/12/2029	TRY	88,000,000	1,989,732
			4,298,586
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $65,652,722)			65,285,226

U.S. Dollar Denominated Bonds & Notes–0.14%
United States–0.14%
U.S. International Development Finance Corp., Series 4, 3.13%, 04/15/2028 (Cost $120,000)		$120,000	117,121
	Shares
Money Market Funds–19.69%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(e)(f)		5,911,860	5,911,860
Invesco Treasury Portfolio, Institutional Class, 4.23%(e)(f)		10,979,109	10,979,109
Total Money Market Funds (Cost $16,890,969)			16,890,969

Options Purchased–0.51%
(Cost $1,026,697)(g)			435,770
TOTAL INVESTMENTS IN SECURITIES—96.43% (Cost $83,690,388)			82,729,086
OTHER ASSETS LESS LIABILITIES–3.57%			3,066,422
NET ASSETS–100.00%			$85,795,508
Investment Abbreviations:
ARS	– Argentina Peso
BRL	– Brazilian Real
CLP	– Chile Peso
CNY	– Chinese Yuan Renminbi
COP	– Colombia Peso
CZK	– Czech Koruna
EGP	– Egypt Pound
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
INR	– Indian Rupee
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
PEN	– Peruvian Sol
PHP	– Philippines Peso
PLN	– Polish Zloty
RON	– Romania New Leu
THB	– Thai Baht
TRY	– Turkish Lira
ZAR	– South African Rand
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Local Debt Fund

Notes to Schedule of Investments:
(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2025 was $4,281,130, which represented 4.99% of the Fund’s Net Assets.

(d)	Zero coupon bond issued at a discount.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,242,562	$21,389,966	$(18,720,668)	$-	$-	$5,911,860	$59,343
Invesco Treasury Portfolio, Institutional Class	6,021,841	39,724,223	(34,766,955)	-	-	10,979,109	109,852
Total	$9,264,403	$61,114,189	$(53,487,623)	$-	$-	$16,890,969	$169,195

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(g)	The table below details options purchased.

Open Over-The-Counter Foreign Currency Options Purchased(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
EUR versus USD	Call	Deutsche Bank AG	09/04/2025	USD	1.22	EUR	1,850,000	$319
USD versus COP	Call	Morgan Stanley and Co. International PLC	08/14/2025	COP	4,450.00	USD	1,900,000	1,315
Subtotal — Foreign Currency Call Options Purchased								1,634
Currency Risk
EUR versus HUF	Put	Deutsche Bank AG	04/30/2026	HUF	380.00	EUR	90,000	6,352
EUR versus HUF	Put	Deutsche Bank AG	04/30/2026	HUF	370.00	EUR	90,000	2,609
EUR versus HUF	Put	Deutsche Bank AG	05/07/2026	HUF	370.00	EUR	90,000	2,729
EUR versus HUF	Put	Deutsche Bank AG	05/07/2026	HUF	380.00	EUR	90,000	6,517
USD versus BRL	Put	Deutsche Bank AG	09/15/2025	BRL	5.52	USD	1,900,000	12,610
USD versus BRL	Put	Merrill Lynch International	09/03/2025	BRL	5.55	USD	3,750,000	26,400
USD versus BRL	Put	Merrill Lynch International	09/30/2025	BRL	5.20	USD	190,000	4,556
USD versus BRL	Put	Morgan Stanley and Co. International PLC	08/25/2025	BRL	5.50	USD	3,700,000	12,772
USD versus CLP	Put	Merrill Lynch International	08/27/2025	CLP	920.00	USD	3,700,000	3,615
USD versus HUF	Put	Deutsche Bank AG	09/25/2025	HUF	338.00	USD	3,700,000	11,241
USD versus HUF	Put	Deutsche Bank AG	10/21/2025	HUF	335.00	USD	200,000	26,451
USD versus IDR	Put	Deutsche Bank AG	09/08/2025	IDR	16,000.00	USD	3,800,000	4,324
USD versus IDR	Put	Deutsche Bank AG	10/08/2025	IDR	15,350.00	USD	2,700,000	1,169
USD versus ILS	Put	Deutsche Bank AG	09/23/2025	ILS	3.35	USD	3,500,000	27,426
USD versus ILS	Put	Merrill Lynch International	09/08/2025	ILS	3.30	USD	100,000	14,469
USD versus ILS	Put	Merrill Lynch International	12/08/2025	ILS	3.20	USD	100,000	11,957
USD versus JPY	Put	Deutsche Bank AG	07/01/2026	JPY	122.00	USD	370,000	13,172
USD versus KRW	Put	Deutsche Bank AG	08/06/2025	KRW	1,300.00	USD	150,000	1
USD versus MXN	Put	Deutsche Bank AG	09/09/2025	MXN	18.30	USD	5,400,000	6,140
USD versus MXN	Put	Merrill Lynch International	08/14/2025	MXN	18.40	USD	3,700,000	1,362
USD versus MXN	Put	Morgan Stanley and Co. International PLC	10/21/2025	MXN	18.30	USD	7,200,000	26,842
USD versus PLN	Put	Deutsche Bank AG	09/11/2025	PLN	3.55	USD	2,900,000	2,013
USD versus PLN	Put	J.P. Morgan Chase Bank, N.A.	08/11/2025	PLN	3.68	USD	1,900,000	2,443
USD versus PLN	Put	J.P. Morgan Chase Bank, N.A.	09/17/2025	PLN	3.71	USD	1,900,000	16,634
USD versus PLN	Put	Morgan Stanley and Co. International PLC	12/02/2025	PLN	3.65	USD	3,700,000	38,972
USD versus ZAR	Put	Deutsche Bank AG	09/19/2025	ZAR	16.80	USD	150,000	2,969
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Local Debt Fund

Open Over-The-Counter Foreign Currency Options Purchased(a)—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
USD versus ZAR	Put	Deutsche Bank AG	09/24/2025	ZAR	17.35	USD	3,400,000	$8,340
USD versus ZAR	Put	Deutsche Bank AG	10/22/2025	ZAR	17.30	USD	4,000,000	17,236
USD versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	02/02/2026	ZAR	17.70	USD	3,700,000	75,517
USD versus ZAR	Put	Standard Chartered Bank PLC	12/19/2025	ZAR	17.25	USD	6,000,000	47,298
Subtotal — Foreign Currency Put Options Purchased								434,136
Total Foreign Currency Options Purchased								$435,770

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $20,000.

Open Over-The-Counter Foreign Currency Options Written(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
USD versus BRL	Call	Merrill Lynch International	10/24/2025	BRL	5.95	USD	3,800,000	$(48,617)
USD versus KRW	Call	Deutsche Bank AG	08/06/2025	KRW	1,450.00	USD	1,875,000	(26)
USD versus PLN	Call	Deutsche Bank AG	12/11/2025	PLN	3.95	USD	1,900,000	(14,155)
Subtotal — Foreign Currency Call Options Written								(62,798)
Currency Risk
EUR versus USD	Put	Deutsche Bank AG	08/05/2025	USD	1.16	EUR	1,850,000	(23,929)
USD versus BRL	Put	Deutsche Bank AG	09/15/2025	BRL	5.35	USD	2,850,000	(3,457)
USD versus BRL	Put	Merrill Lynch International	09/03/2025	BRL	5.40	USD	5,625,000	(7,228)
USD versus BRL	Put	Morgan Stanley and Co. International PLC	08/25/2025	BRL	5.38	USD	5,180,000	(2,958)
USD versus COP	Put	Morgan Stanley and Co. International PLC	08/14/2025	COP	4,050.00	USD	950,000	(1,107)
USD versus IDR	Put	Deutsche Bank AG	09/08/2025	IDR	15,600.00	USD	4,560,000	(1,218)
USD versus IDR	Put	Deutsche Bank AG	10/08/2025	IDR	14,800.00	USD	3,240,000	(379)
USD versus ILS	Put	Deutsche Bank AG	09/23/2025	ILS	3.25	USD	5,250,000	(8,363)
USD versus MXN	Put	Deutsche Bank AG	09/09/2025	MXN	17.95	USD	6,480,000	(1,523)
USD versus MXN	Put	Morgan Stanley and Co. International PLC	10/21/2025	MXN	17.90	USD	8,640,000	(9,668)
USD versus PLN	Put	J.P. Morgan Chase Bank, N.A.	08/11/2025	PLN	3.55	USD	2,850,000	(88)
USD versus PLN	Put	J.P. Morgan Chase Bank, N.A.	09/17/2025	PLN	3.57	USD	2,850,000	(3,471)
USD versus PLN	Put	Morgan Stanley and Co. International PLC	12/02/2025	PLN	3.55	USD	4,070,000	(17,420)
USD versus ZAR	Put	Deutsche Bank AG	09/24/2025	ZAR	16.90	USD	4,250,000	(2,941)
USD versus ZAR	Put	Deutsche Bank AG	10/22/2025	ZAR	16.80	USD	4,000,000	(5,852)
USD versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	02/02/2026	ZAR	17.10	USD	3,700,000	(38,091)
USD versus ZAR	Put	Standard Chartered Bank PLC	12/19/2025	ZAR	16.40	USD	9,000,000	(18,747)
Subtotal — Foreign Currency Put Options Written								(146,440)
Total Foreign Currency Options Written								$(209,238)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $20,000.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
09/17/2025	Barclays Bank PLC	THB	7,603,000	USD	234,178	$720
12/15/2025	Barclays Bank PLC	PLN	161,000	USD	44,155	1,277
09/17/2025	BNP Paribas S.A.	CZK	2,113,000	USD	99,435	1,215
09/17/2025	BNP Paribas S.A.	INR	6,186,000	USD	71,981	1,461
12/15/2025	BNP Paribas S.A.	PLN	274,000	USD	75,464	2,491
09/17/2025	Citibank, N.A.	RON	220,000	USD	50,308	965
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Local Debt Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
09/17/2025	Citibank, N.A.	USD	82,766	TRY	3,510,000	$413
08/04/2025	Deutsche Bank AG	BRL	37,103,862	USD	6,696,723	70,501
08/04/2025	Deutsche Bank AG	USD	6,623,206	BRL	37,103,862	3,016
08/08/2025	Deutsche Bank AG	KRW	1,282,753,000	USD	937,000	15,032
08/18/2025	Deutsche Bank AG	ZAR	13,670,120	USD	760,000	10,288
09/10/2025	Deutsche Bank AG	IDR	8,072,948,000	USD	494,000	5,269
09/11/2025	Deutsche Bank AG	MXN	16,843,950	USD	900,000	10,769
09/15/2025	Deutsche Bank AG	PLN	1,936,098	USD	522,000	5,732
09/17/2025	Deutsche Bank AG	CLP	1,231,308,029	USD	1,319,659	53,611
09/17/2025	Deutsche Bank AG	CNY	7,262,760	USD	1,017,594	2,308
09/17/2025	Deutsche Bank AG	CZK	16,992,000	USD	801,221	11,368
09/17/2025	Deutsche Bank AG	IDR	15,949,112,118	USD	974,349	9,018
09/17/2025	Deutsche Bank AG	PHP	61,074,000	USD	1,091,953	44,255
09/17/2025	Deutsche Bank AG	USD	2,107,217	HUF	749,136,863	25,420
09/17/2025	Deutsche Bank AG	USD	4,231,806	TRY	180,891,000	54,877
09/17/2025	Deutsche Bank AG	ZAR	20,963,912	USD	1,168,558	21,206
09/29/2025	Deutsche Bank AG	HUF	153,579,600	USD	444,000	7,041
10/24/2025	Deutsche Bank AG	ZAR	11,110,090	USD	620,000	13,501
12/15/2025	Deutsche Bank AG	PLN	1,270,701	USD	342,000	3,582
05/11/2026	Deutsche Bank AG	HUF	245,114,100	USD	710,270	21,234
07/01/2026	Deutsche Bank AG	JPY	61,591,680	USD	444,000	21,593
09/17/2025	Goldman Sachs International	COP	173,708,000	USD	42,106	789
09/17/2025	Goldman Sachs International	RON	238,000	USD	55,160	1,780
09/17/2025	Goldman Sachs International	USD	133,574	PEN	484,000	974
09/17/2025	HSBC Bank USA	USD	16,236	TRY	690,000	115
08/05/2025	J.P. Morgan Chase Bank, N.A.	MXN	4,759,940	USD	255,929	3,642
08/25/2025	J.P. Morgan Chase Bank, N.A.	MXN	22,043,344	USD	1,184,357	18,536
09/17/2025	J.P. Morgan Chase Bank, N.A.	CLP	409,554,000	USD	440,262	19,153
09/17/2025	J.P. Morgan Chase Bank, N.A.	COP	1,125,000,000	USD	270,430	2,842
09/17/2025	J.P. Morgan Chase Bank, N.A.	EUR	106,300	USD	122,455	791
09/17/2025	J.P. Morgan Chase Bank, N.A.	IDR	2,194,652,000	USD	134,609	1,776
09/17/2025	J.P. Morgan Chase Bank, N.A.	INR	8,319,000	USD	96,260	1,423
09/17/2025	J.P. Morgan Chase Bank, N.A.	MXN	15,649,000	USD	832,770	7,152
09/17/2025	J.P. Morgan Chase Bank, N.A.	RON	8,722,129	USD	1,957,082	830
09/17/2025	J.P. Morgan Chase Bank, N.A.	THB	1,611,000	USD	49,971	503
09/17/2025	J.P. Morgan Chase Bank, N.A.	USD	68,000	COP	287,305,000	338
09/17/2025	J.P. Morgan Chase Bank, N.A.	USD	4,332,291	CZK	93,798,650	27,827
09/17/2025	J.P. Morgan Chase Bank, N.A.	USD	301,170	EGP	15,510,250	10,234
09/17/2025	J.P. Morgan Chase Bank, N.A.	USD	685,169	TRY	29,189,000	6,541
10/02/2025	J.P. Morgan Chase Bank, N.A.	BRL	5,159,000	USD	910,965	3,027
02/04/2026	J.P. Morgan Chase Bank, N.A.	ZAR	10,513,975	USD	573,500	3,765
05/11/2026	J.P. Morgan Chase Bank, N.A.	EUR	365,000	USD	428,531	4,580
09/17/2025	Merrill Lynch International	COP	34,544,913,400	USD	8,292,296	75,585
09/17/2025	Merrill Lynch International	CZK	6,715,000	USD	318,109	5,970
09/17/2025	Merrill Lynch International	HUF	222,640,000	USD	656,059	22,249
09/17/2025	Merrill Lynch International	MXN	4,245,000	USD	225,654	1,694
09/17/2025	Merrill Lynch International	USD	1,627,897	MXN	30,862,000	336
09/17/2025	Merrill Lynch International	USD	673,848	TRY	28,728,000	6,936
09/17/2025	Merrill Lynch International	ZAR	121,060,024	USD	6,764,669	139,068
10/02/2025	Merrill Lynch International	BRL	4,008,905	USD	722,000	16,469
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Local Debt Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
10/28/2025	Merrill Lynch International	BRL	2,899,476	USD	513,000	$6,022
12/15/2025	Merrill Lynch International	PLN	431,000	USD	117,214	2,428
08/05/2025	Morgan Stanley and Co. International PLC	MXN	5,914,504	USD	314,000	518
08/18/2025	Morgan Stanley and Co. International PLC	ZAR	13,443,184	USD	755,075	17,809
08/27/2025	Morgan Stanley and Co. International PLC	BRL	2,548,625	USD	453,250	843
09/11/2025	Morgan Stanley and Co. International PLC	USD	1,114,279	MXN	21,132,301	1,344
09/17/2025	Morgan Stanley and Co. International PLC	CZK	6,733,000	USD	313,167	192
09/17/2025	Morgan Stanley and Co. International PLC	IDR	2,711,634,000	USD	166,038	1,914
09/17/2025	Morgan Stanley and Co. International PLC	MXN	3,845,000	USD	203,052	195
09/17/2025	Morgan Stanley and Co. International PLC	USD	136,204	MXN	2,642,000	3,184
09/17/2025	Morgan Stanley and Co. International PLC	USD	296,695	PLN	1,120,908	2,191
09/17/2025	Morgan Stanley and Co. International PLC	USD	629,665	TRY	26,889,000	7,539
10/23/2025	Morgan Stanley and Co. International PLC	MXN	18,318,312	USD	972,000	9,255
12/04/2025	Morgan Stanley and Co. International PLC	PLN	2,080,695	USD	555,000	775
09/17/2025	Royal Bank of Canada	USD	136,282	MXN	2,635,000	2,737
09/17/2025	Royal Bank of Canada	USD	131,440	TRY	5,908,000	8,566
09/17/2025	Standard Chartered Bank PLC	HUF	904,200,000	USD	2,597,194	23,124
09/17/2025	Standard Chartered Bank PLC	IDR	12,244,415,000	USD	747,287	6,186
09/17/2025	Standard Chartered Bank PLC	INR	14,805,000	USD	171,583	2,806
09/17/2025	Standard Chartered Bank PLC	MYR	1,800,000	USD	425,777	3,536
09/17/2025	Standard Chartered Bank PLC	USD	165,787	MYR	707,000	60
09/17/2025	Standard Chartered Bank PLC	USD	166,526	TRY	7,150,000	2,912
08/05/2025	UBS AG	MXN	15,757,000	USD	843,053	7,897
09/17/2025	UBS AG	CZK	2,210,000	USD	105,218	2,489
09/17/2025	UBS AG	THB	1,974,000	USD	61,094	480
09/17/2025	UBS AG	ZAR	12,913,000	USD	721,654	14,927
Subtotal—Appreciation						933,017
Currency Risk
09/17/2025	Barclays Bank PLC	USD	114,676	CZK	2,433,000	(1,581)
09/17/2025	Citibank, N.A.	USD	74,288	COP	302,599,000	(2,313)
09/17/2025	Citibank, N.A.	USD	6,545,373	MXN	122,840,000	(64,517)
09/17/2025	Citibank, N.A.	USD	327,102	RON	1,429,000	(6,597)
09/17/2025	Citibank, N.A.	USD	115,873	THB	3,744,000	(910)
12/15/2025	Citibank, N.A.	USD	98,550	PLN	367,000	(810)
08/04/2025	Deutsche Bank AG	BRL	32,423,862	USD	5,787,805	(2,636)
08/04/2025	Deutsche Bank AG	USD	5,840,033	BRL	32,423,862	(49,592)
08/18/2025	Deutsche Bank AG	USD	1,520,000	ZAR	27,113,304	(33,022)
08/25/2025	Deutsche Bank AG	USD	1,180,000	MXN	22,043,344	(14,179)
08/27/2025	Deutsche Bank AG	USD	457,300	BRL	2,548,625	(4,894)
09/05/2025	Deutsche Bank AG	USD	1,657,439	BRL	9,260,445	(17,482)
09/17/2025	Deutsche Bank AG	BRL	1,076,540	USD	190,000	(118)
09/17/2025	Deutsche Bank AG	EGP	8,958,000	USD	174,995	(4,857)
09/17/2025	Deutsche Bank AG	TRY	113,537,000	USD	2,521,767	(168,788)
09/17/2025	Deutsche Bank AG	USD	72,922	BRL	408,540	(774)
09/17/2025	Deutsche Bank AG	USD	886,732	CLP	843,264,300	(19,676)
09/17/2025	Deutsche Bank AG	USD	165,091	IDR	2,702,204,000	(1,538)
09/17/2025	Deutsche Bank AG	USD	2,825,467	INR	243,254,250	(52,356)
09/17/2025	Deutsche Bank AG	USD	857,827	KRW	1,159,585,000	(24,795)
09/17/2025	Deutsche Bank AG	USD	67,268	RON	291,000	(2,001)
09/17/2025	Deutsche Bank AG	USD	202,179	ZAR	3,643,000	(2,798)
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Local Debt Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
09/25/2025	Deutsche Bank AG	ILS	1,448,328	USD	420,000	$(6,533)
10/02/2025	Deutsche Bank AG	USD	4,263,083	BRL	23,967,796	(44,970)
10/27/2025	Deutsche Bank AG	HUF	217,680,000	USD	600,000	(18,402)
10/28/2025	Deutsche Bank AG	USD	381,498	BRL	2,158,476	(4,085)
12/15/2025	Deutsche Bank AG	USD	525,258	PLN	1,930,000	(11,253)
05/11/2026	Deutsche Bank AG	USD	710,270	EUR	594,000	(20,333)
05/11/2026	Deutsche Bank AG	USD	37,911	HUF	13,031,000	(1,279)
09/17/2025	Goldman Sachs International	MXN	3,350,000	USD	175,097	(1,644)
09/17/2025	Goldman Sachs International	USD	118,962	BRL	668,000	(992)
09/17/2025	Goldman Sachs International	USD	58,069	CLP	55,349,000	(1,158)
09/17/2025	Goldman Sachs International	USD	414,861	HUF	144,189,000	(4,384)
09/17/2025	Goldman Sachs International	USD	57,120	PEN	203,000	(688)
09/17/2025	Goldman Sachs International	USD	1,623,881	ZAR	28,952,219	(39,329)
10/24/2025	Goldman Sachs International	USD	40,621	ZAR	724,000	(1,098)
12/10/2025	Goldman Sachs International	USD	135,771	ILS	454,000	(1,867)
09/17/2025	HSBC Bank USA	USD	12,029	EUR	10,243	(305)
08/04/2025	J.P. Morgan Chase Bank, N.A.	BRL	4,680,000	USD	835,401	(380)
08/04/2025	J.P. Morgan Chase Bank, N.A.	USD	841,893	BRL	4,680,000	(6,112)
08/13/2025	J.P. Morgan Chase Bank, N.A.	PLN	1,001,756	USD	266,000	(1,269)
09/05/2025	J.P. Morgan Chase Bank, N.A.	BRL	4,650,000	USD	821,718	(1,763)
09/17/2025	J.P. Morgan Chase Bank, N.A.	USD	826,201	COP	3,413,208,000	(14,349)
09/17/2025	J.P. Morgan Chase Bank, N.A.	USD	429,591	ILS	1,442,737	(4,758)
09/17/2025	J.P. Morgan Chase Bank, N.A.	USD	114,319	INR	9,914,000	(1,299)
09/17/2025	J.P. Morgan Chase Bank, N.A.	USD	2,589,965	MXN	48,587,929	(26,539)
09/17/2025	J.P. Morgan Chase Bank, N.A.	USD	563,385	ZAR	10,045,000	(13,623)
09/19/2025	J.P. Morgan Chase Bank, N.A.	PLN	1,026,000	USD	270,000	(3,571)
09/25/2025	J.P. Morgan Chase Bank, N.A.	USD	431,345	ILS	1,448,328	(4,813)
10/28/2025	J.P. Morgan Chase Bank, N.A.	USD	130,976	BRL	741,000	(1,411)
12/10/2025	J.P. Morgan Chase Bank, N.A.	USD	228,881	ILS	767,140	(2,618)
07/01/2026	J.P. Morgan Chase Bank, N.A.	USD	440,998	JPY	61,591,680	(18,591)
09/05/2025	Merrill Lynch International	BRL	4,610,445	USD	798,000	(18,476)
09/10/2025	Merrill Lynch International	ILS	1,327,720	USD	380,000	(10,922)
09/17/2025	Merrill Lynch International	COP	805,520,000	USD	189,757	(1,840)
09/17/2025	Merrill Lynch International	MXN	53,217,267	USD	2,750,915	(56,749)
09/17/2025	Merrill Lynch International	TRY	25,127,000	USD	587,869	(7,580)
09/17/2025	Merrill Lynch International	USD	428,112	CLP	402,682,000	(14,068)
09/17/2025	Merrill Lynch International	USD	3,324,566	CNY	23,667,955	(15,942)
09/17/2025	Merrill Lynch International	USD	70,366	COP	289,607,000	(1,481)
09/17/2025	Merrill Lynch International	USD	358,737	HUF	125,753,000	(744)
09/17/2025	Merrill Lynch International	USD	1,559,168	MYR	6,576,900	(16,370)
09/17/2025	Merrill Lynch International	USD	4,160,906	ZAR	74,751,000	(69,793)
12/10/2025	Merrill Lynch International	ILS	767,140	USD	220,000	(6,263)
05/11/2026	Merrill Lynch International	USD	675,297	HUF	232,083,100	(22,892)
08/05/2025	Morgan Stanley and Co. International PLC	MXN	30,719,853	USD	1,612,718	(15,501)
08/05/2025	Morgan Stanley and Co. International PLC	USD	3,059,000	MXN	57,151,297	(29,856)
08/19/2025	Morgan Stanley and Co. International PLC	USD	540,000	COP	2,251,800,000	(2,787)
09/17/2025	Morgan Stanley and Co. International PLC	ILS	1,901,000	USD	546,038	(13,736)
09/17/2025	Morgan Stanley and Co. International PLC	MXN	5,961,000	USD	310,843	(3,651)
09/17/2025	Morgan Stanley and Co. International PLC	PEN	183,923	USD	50,222	(907)
09/17/2025	Morgan Stanley and Co. International PLC	USD	19,277	CZK	405,000	(451)
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Local Debt Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
09/17/2025	Morgan Stanley and Co. International PLC	USD	417,223	KRW	567,590,000	$(9,473)
09/17/2025	Morgan Stanley and Co. International PLC	USD	13,649	MXN	256,185	(133)
09/17/2025	Morgan Stanley and Co. International PLC	USD	1,813,658	PLN	6,647,000	(41,260)
09/17/2025	Morgan Stanley and Co. International PLC	USD	5,110,153	THB	165,965,000	(14,039)
09/17/2025	Morgan Stanley and Co. International PLC	USD	790,421	ZAR	14,113,172	(18,009)
10/23/2025	Morgan Stanley and Co. International PLC	USD	201,455	MXN	3,775,000	(3,055)
10/24/2025	Morgan Stanley and Co. International PLC	USD	130,080	ZAR	2,324,000	(3,213)
09/17/2025	Standard Chartered Bank PLC	TRY	150,611,800	USD	3,355,947	(213,190)
09/17/2025	Standard Chartered Bank PLC	USD	417,433	IDR	6,849,983,000	(2,833)
09/17/2025	Standard Chartered Bank PLC	USD	286,133	MYR	1,208,941	(2,542)
09/19/2025	Standard Chartered Bank PLC	USD	71,566	PLN	268,000	(107)
Subtotal—Depreciation						(1,353,513)
Total Forward Foreign Currency Contracts						$(420,496)

Open Centrally Cleared Interest Rate Swap Agreements(a)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Pay	BZDIOVRA	At Maturity	13.54%	At Maturity	01/02/2029	BRL	1,942,186	$—	$621	$621
Pay	6 Month CZK PRIBOR	Semi-Annually	3.71	Annually	03/22/2027	CZK	20,000,000	—	953	953
Receive	SOFR	Annually	(4.03)	Annually	08/04/2055	USD	1,215,000	—	1,332	1,332
Receive	CLICP	Semi-Annually	(5.17)	Semi-Annually	09/17/2035	CLP	650,000,000	—	2,095	2,095
Receive	CLICP	Semi-Annually	(4.41)	Semi-Annually	09/17/2027	CLP	2,000,000,000	—	2,285	2,285
Pay	28 Day MXN TIEF	28 days	7.66	28 days	09/13/2028	MXN	81,500,000	233	2,917	2,684
Pay	BZDIOVRA	At Maturity	13.59	At Maturity	01/02/2029	BRL	7,082,459	—	3,684	3,684
Pay	FBIL Overnight MIBOR	Semi-Annually	5.94	Semi-Annually	06/18/2030	INR	30,000,000	—	3,698	3,698
Pay	6 Month WIBOR	Semi-Annually	4.90	Annually	06/18/2027	PLN	2,000,000	(815)	6,074	6,889
Pay	3 Month JIBAR	Quarterly	7.10	Quarterly	09/17/2028	ZAR	29,000,000	—	7,311	7,311
Receive	COOVIBR	Quarterly	(8.87)	Quarterly	09/17/2035	COP	1,700,000,000	—	9,720	9,720
Pay	3 Month CNRR007	Quarterly	2.44	Quarterly	04/27/2027	CNY	5,000,000	—	11,089	11,089
Pay	BZDIOVRA	At Maturity	13.76	At Maturity	01/02/2029	BRL	6,939,676	—	13,290	13,290
Pay	3 Month CNRR007	Quarterly	2.51	Quarterly	07/18/2027	CNY	5,000,000	—	13,604	13,604
Pay	SOFR	Annually	4.07	Annually	02/13/2030	USD	893,000	(217)	18,042	18,259
Pay	TTHORON	Quarterly	1.64	Quarterly	06/18/2028	THB	50,000,000	—	18,307	18,307
Receive	6 Month CZK PRIBOR	Semi-Annually	(3.90)	Annually	06/18/2035	CZK	42,000,000	5,844	30,318	24,474
Receive	6 Month WIBOR	Semi-Annually	(4.45)	Annually	09/17/2035	PLN	12,100,000	5,697	31,085	25,388
Pay	6 Month WIBOR	Semi-Annually	4.80	Annually	06/18/2028	PLN	5,000,000	(2,419)	22,977	25,396
Receive	SOFR	Annually	(3.69)	Annually	07/02/2035	USD	2,519,000	524	28,126	27,602
Pay	3 Month CNRR007	Quarterly	2.36	Quarterly	04/12/2027	CNY	15,000,000	—	29,763	29,763
Receive	6 Month EURIBOR	Semi-Annually	(2.13)	Annually	12/10/2034	EUR	950,000	—	46,514	46,514
Pay	BZDIOVRA	At Maturity	14.77	At Maturity	01/02/2029	BRL	6,151,140	—	47,693	47,693
Pay	TTHORON	Quarterly	1.73	Quarterly	06/18/2030	THB	95,200,000	—	59,977	59,977
Pay	FBIL Overnight MIBOR	Semi-Annually	5.96	Semi-Annually	06/18/2030	INR	510,000,000	—	67,836	67,836
Pay	BZDIOVRA	At Maturity	15.13	At Maturity	01/02/2029	BRL	6,296,030	—	71,088	71,088
Subtotal — Appreciation								8,847	550,399	541,552
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Local Debt Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)—(continued)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Receive	3 Month CNRR007	Quarterly	(2.82)%	Quarterly	03/23/2028	CNY	10,000,000	$—	$(47,260)	$(47,260)
Pay	6 Month CZK PRIBOR	Semi-Annually	3.40	Annually	09/17/2030	CZK	52,000,000	(6,456)	(53,153)	(46,697)
Receive	28 Day MXN TIEF	28 days	(8.46)	28 days	06/06/2035	MXN	54,000,000	—	(43,027)	(43,027)
Pay	6 Month BUBOR	Semi-Annually	5.89	Annually	09/17/2028	HUF	1,100,000,000	—	(32,325)	(32,325)
Receive	28 Day MXN TIEF	28 days	(8.45)	28 days	06/06/2035	MXN	33,000,000	—	(25,037)	(25,037)
Pay	BZDIOVRA	At Maturity	13.31	At Maturity	01/02/2029	BRL	16,166,187	—	(23,554)	(23,554)
Pay	6 Month WIBOR	Semi-Annually	4.05	Annually	09/17/2030	PLN	15,000,000	(1,036)	(24,138)	(23,102)
Pay	BZDIOVRA	At Maturity	12.92	At Maturity	01/02/2029	BRL	6,156,033	—	(20,570)	(20,570)
Pay	COOVIBR	Quarterly	7.74	Quarterly	09/17/2027	COP	8,500,000,000	—	(17,303)	(17,303)
Receive	COOVIBR	Quarterly	(9.55)	Quarterly	09/17/2035	COP	3,500,000,000	—	(15,975)	(15,975)
Pay	28 Day MXN TIEF	28 days	7.50	28 days	09/13/2028	MXN	58,000,000	4,563	(10,996)	(15,559)
Pay	ILS-SHIR	Annually	3.82	Annually	09/17/2027	ILS	13,300,000	—	(12,759)	(12,759)
Pay	BZDIOVRA	At Maturity	13.21	At Maturity	01/02/2029	BRL	6,617,922	—	(12,378)	(12,378)
Pay	SOFR	Annually	3.66	Annually	08/01/2027	USD	10,800,000	—	(12,187)	(12,187)
Pay	6 Month BUBOR	Semi-Annually	5.85	Annually	09/17/2028	HUF	550,000,000	(5,940)	(17,624)	(11,684)
Pay	COOVIBR	Quarterly	8.03	Quarterly	05/06/2027	COP	8,160,000,000	—	(10,034)	(10,034)
Pay	28 Day MXN TIEF	28 days	7.75	28 days	09/11/2030	MXN	119,000,000	(14,654)	(22,181)	(7,527)
Receive	SOFR	Annually	(4.11)	Annually	07/25/2055	USD	480,000	—	(6,170)	(6,170)
Receive	SOFR	Annually	(4.07)	Annually	08/01/2055	USD	1,210,000	—	(5,655)	(5,655)
Pay	6 Month WIBOR	Semi-Annually	4.04	Annually	09/17/2029	PLN	7,000,000	—	(5,604)	(5,604)
Pay	ILS-SHIR	Annually	3.87	Annually	09/17/2027	ILS	7,200,000	—	(5,120)	(5,120)
Pay	SOFR	Annually	3.69	Annually	08/04/2027	USD	10,820,000	—	(4,973)	(4,973)
Pay	CLICP	Semi-Annually	4.71	Semi-Annually	09/17/2030	CLP	1,800,000,000	—	(4,829)	(4,829)
Pay	28 Day MXN TIEF	28 days	7.57	28 days	09/13/2028	MXN	45,000,000	128	(4,080)	(4,208)
Receive	3 Month JIBAR	Quarterly	(6.98)	Quarterly	09/17/2026	ZAR	82,000,000	—	(1,745)	(1,745)
Pay	6 Month CZK PRIBOR	Semi-Annually	3.75	Annually	04/05/2029	CZK	10,000,000	—	(789)	(789)
Pay	FBIL Overnight MIBOR	Semi-Annually	5.47	Semi-Annually	09/17/2027	INR	400,000,000	—	(383)	(383)
Pay	28 Day MXN TIEF	28 days	7.63	28 days	09/13/2028	MXN	35,900,000	—	(85)	(85)
Subtotal — Depreciation								(23,395)	(439,934)	(416,539)
Total Centrally Cleared Interest Rate Swap Agreements								$(14,548)	$110,465	$125,013

(a)	Centrally cleared swap agreements collateralized by $1,267,000 cash held with Counterparties.

Open Over-The-Counter Interest Rate Swap Agreements(a)
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Received Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Interest Rate Risk
Standard Chartered Bank PLC	Pay	3 Month KLIBOR	Quarterly	3.58%	Quarterly	05/19/2028	MYR	6,000,000	$—	$19,865	$19,865
J.P. Morgan Chase Bank, N.A.	Receive	TLREF	Quarterly	(41.20)	Quarterly	01/30/2026	TRY	168,200,000	—	1,377	1,377
Total Over-The-Counter Interest Rate Swap Agreements									$—	$21,242	$21,242

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $20,000.

See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Local Debt Fund

Abbreviations:
BRL	—Brazilian Real
BUBOR	—Budapest Interbank Offered Rate
BZDIOVRA	—Brazil Ceptip DI Interbank Deposit Rate
CLICP	—Sinacofi Chile Interbank Rate Avg (CAMARA)
CLP	—Chile Peso
CNRR007	—China 7-Day Reverse Repo Rate
CNY	—Chinese Yuan Renminbi
COOVIBR	—Colombia IBR Overnight Nominal Interbank Reference Rate
COP	—Colombia Peso
CZK	—Czech Koruna
EGP	—Egypt Pound
EUR	—Euro
EURIBOR	—Euro Interbank Offered Rate
FBIL	—Financial Benchmarks India Private Ltd.
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
ILS	—Israel Shekel
INR	—Indian Rupee
JIBAR	—Johannesburg Interbank Average Rate
JPY	—Japanese Yen
KLIBOR	—Kuala Lumpur Interbank Offered Rate
KRW	—South Korean Won
MIBOR	—Mumbai Interbank Offered Rate
MXN	—Mexican Peso
MYR	—Malaysian Ringgit
PEN	—Peruvian Sol
PHP	—Philippines Peso
PLN	—Polish Zloty
PRIBOR	—Prague Interbank Offerred Rate
RON	—Romania New Leu
SOFR	—Secured Overnight Financing Rate
THB	—Thai Baht
TLREF	—Turkish Lira Overnight Reference Rate
TRY	—Turkish Lira
TTHORON	—Thai Overnight Repurchase Rate
USD	—U.S. Dollar
WIBOR	—Warsaw Interbank Offered Rate
ZAR	—South African Rand
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Local Debt Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Non-U.S. Dollar Denominated Bonds & Notes	$—	$65,285,226	$—	$65,285,226
U.S. Dollar Denominated Bonds & Notes	—	117,121	—	117,121
Money Market Funds	16,890,969	—	—	16,890,969
Options Purchased	—	435,770	—	435,770
Total Investments in Securities	16,890,969	65,838,117	—	82,729,086
Other Investments - Assets*
Forward Foreign Currency Contracts	—	933,017	—	933,017
Swap Agreements	—	562,794	—	562,794
	—	1,495,811	—	1,495,811
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(1,353,513)	—	(1,353,513)
Options Written	—	(209,238)	—	(209,238)
Swap Agreements	—	(416,539)	—	(416,539)
	—	(1,979,290)	—	(1,979,290)
Total Other Investments	—	(483,479)	—	(483,479)
Total Investments	$16,890,969	$65,354,638	$—	$82,245,607

*	Forward foreign currency contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.
Invesco Emerging Markets Local Debt Fund